Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Customer relationships	$1,426,798	$7,748,590
Copyrights and trademarks	242,556	242,556
Software	16,682	16,756
Senior care service app	41,908	42,094
Less: accumulated amortization	(233,849)	(1,496,090)
Less: impairment	(1,494,095)	(6,551,529)
Intangible assets, net	$-	$2,377

On June 14, 2022 and December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company. On July 8, 2022, the Company issued 28,041,992 ordinary shares (280 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919). On December 20, 2022, the Company issued 4,660,129 ordinary shares (932 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) at an aggregate fair value of $2,853,596 (par value of $9,320 and additional paid-in capital of $2,844,276).

Based on the valuations report from independent third-party valuation firms used in the purchase price allocation, the Company recorded customer relationships of $6,321,792 with useful life of five years as intangible assets. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. Customer relationships recorded by the Company includes Zhongrun’s practice of establishing relationships with its customers through contracts and regular contact by sales and representatives.

On July 30, 2022, the Company’s board of directors approved proposal per Mr. Xie to acquire 100% of the equity interests of Chuangying and its subsidiaries from Lin Jianying, in consideration for an aggregate of 14,438,584 ordinary shares (144 ordinary shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company valued at RMB39.2 million (approximately $5.59 million) with a per share issuance price equal to 130% of the average of the Nasdaq closing price for the consecutive twenty trading days preceding July 26, 2022, or $0.39.

Based on the valuations report from independent third-party valuation firms used in the purchase price allocation, the Company recorded customer relationships of $1,426,798 with useful life of ten years and copyrights and trademarks of $242,556 with useful life of five years as intangible assets. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. Customer relationships recorded by the Company includes Chuangying’s practice of establishing relationships with its customers through contracts and regular contact by sales and representatives.

As of June 30, 2025 and 2024, there were no any pledged intangible assets to secure bank loans, respectively. The Company recorded amortization expense of $2,369, $10,097 and $1,449,911 for the years ended June 30, 2025, 2024 and 2023, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company recorded impairment losses for intangible assets of Nil, Nil and $6,551,529, respectively.

For the year ended June 30, 2025, the Company wrote off customer relationships with a carrying amount of $0 (cost of $6,321,792 and accumulated depreciation of $1,264,358 and impairment of $5,057,434) in connection with the disposal of Zhongrun. For the year ended June 30, 2024, the Company wrote off software of $19,295 (cost of $19,295 and accumulated depreciation of $0) and recorded written-off loss of $19,300 included in other income (loss), net. For the year ended June 30, 2023, the Company recorded no disposal of intangible assets, respectively.